SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation	The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management believes that the estimates and assumptions used are reasonable. Significant estimates are primarily related to accrued liabilities and the valuation of inventories. These estimates are reviewed periodically, and adjustments, if any, are recorded in the period in which they become known.

Foreign Currency Translation

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the statements of operations and comprehensive loss.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”. Under the current rate method all assets and liabilities are translated at the current rate, stockholders’ equity accounts are translated at historical rates and revenues and expenses are translated at average rates for the year. Cumulative net translation adjustments are included as a separate component of stockholders’ deficit.

	September 30, 2025	September 30, 2024	September 30, 2023
Year-end CAD: USD exchange rate	0.7185	0.7399	0.7365
Annual average CAD: USD exchange rate	0.7149	0.7352	0.7416
Year-end RMB: USD exchange rate	0.1405	0.1426	0.1371
Annual average RMB: USD exchange rate	0.1386	0.1391	0.1419
Year-end HKD: USD exchange rate	0.1285	0.1287	0.1277
Annual average HKD: USD exchange rate	0.1282	0.1280	0.1277

Comprehensive income

ASC Topic 220, “Comprehensive Income”, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying consolidated statements of changes in stockholders’ equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

Earnings or Loss Per Share

The Company calculates net loss per share in accordance with ASC Topic 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus Common stock equivalents (if dilutive) related to stock options and warrants for each year.

The following table presents securities that could potentially dilute basic loss per share in the future. For all periods presented, the potentially dilutive securities were not included in the computation of diluted loss per share because these securities would have been antidilutive for the years ended September 30:

	2025	2024	2023
Stock options	-	-	10,300,000
Common stock warrants	-	-	-
Total	-	-	10,300,000

Cash

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

As of September 30, 2025 and 2024, the Company had cash in the amount of $154,353 and $121,809 respectively.

Inventory

The Company’s inventory is stated at the lower of cost or net realizable value, net of reserves and allowances, with cost determined using the average cost method, with average cost approximating current cost. Inventory cost consists of the direct cost of merchandise including freight. The carrying value of the inventory is affected by shrinkage, damages and obsolescence.

Inventory Write-Downs

During the year ended September 30, 2025, the Company recorded an inventory write-off totaling $29,493, consisting of:

•	$21,636 related to Cellugizer Sports Nutrition inventory, written down to net realizable value due to the Company's strategic shift toward the DAGola brand; and
•	$7,857 related to DAGola™ Premium Blend inventory, written off because certain units were packaged in unsellable or non-marketable packaging that could not be offered for sale.

These write-offs were necessary to reduce the affected inventories to their net realizable values and are presented as a separate operating expense line item, “Inventory Write-off ” in the consolidated statements of operations.

No material inventory write-offs were recorded for the years ended September 30, 2024 or 2023.

Income Taxes

The Company adopted the ASC 740 Income tax provisions of paragraph 740-10-25-13, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements. The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carryforwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statement or tax returns. Deferred income taxes are provided using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period of enactment. Deferred tax assets may be reduced, if deemed necessary based on a judgmental assessment of available evidence, by a valuation allowance for the amount of any tax benefits which are more likely, based on current circumstances, not expected to be realized.

Related Parties	The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of the promised goods transfers to the customer in an amount that reflects the consideration to which the Company expects to be entitled.

The Company applies the following five-step model to all revenue transactions:

1.	Identify the contract(s) with a customer
2.	Identify the performance obligations
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations
5.	Recognize revenue when or as performance obligations are satisfied

For sales of consumer products, the Company enters into contracts with customers through sales orders placed via its online sales platforms. The Company has a single performance obligation under these contracts, which is the delivery of goods to the customer. Revenue is recognized at the point in time when control of the goods transfers to the customer, which is generally upon shipment or delivery, depending on the applicable shipping terms.

The Company records revenue on a gross basis because it acts as the principal in the transaction. The Company is the primary obligor, has discretion in establishing prices, controls the product before transfer, and bears inventory and credit risk.

Revenue is presented net of discounts, value-added tax, sales tax, and other applicable charges.

During the years ended September 30, 2025, 2024, and 2023, the Company recognized revenue of $2,222, $941, and $1,401, respectively.

Stock Based Compensation

The Company applies ASC 718, Compensation-Stock Compensation, in connection with its share-based compensation. In accordance with ASC 718, all grants of share options and restricted share units are recognized in the consolidated financial statements based on their grant date fair values.

The Company recognizes compensation cost for third party and employee services rendered in exchange for an equity instrument award based on the fair value of the award on the date of grant. The Company uses the Black-Scholes option-pricing model in determining the fair value of options and warrants. In determining the expected volatility, the Company bases this assumption on the historical volatilities of the Company’s common stock over the expected life of the stock acquisition rights.

Commitments and Contingencies

The Company follows the ASC 450-20, Commitments to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Fair Value of Financial Instruments

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, paragraph 820-10-35-37 of the FASB Accounting Standards Codification establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by paragraph 820-10-35-37 of the FASB Accounting Standards Codification are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
Level 3	Pricing inputs that are generally unobservable and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, approximate their fair values because of the short maturity of these instruments.

Recent Issued Accounting Pronouncement

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The disclosures requirements included in ASU 2023-07 are required for all public entities, including those with a single reportable segment. ASU 2023-07 is effective for annual periods beginning after December 15, 2024, on a retrospective basis, and early adoption is permitted. The Company is currently evaluating the potential impact of ASU 2023-07 on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of additional income tax information, primarily related to the rate reconciliation and income taxes paid. Annual disclosure requirements will be effective for the fourth quarter of 2025, with early adoption permitted. The Company is currently evaluating the impact of this ASU on our disclosures.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance.

This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the potential impact of the adoption of ASU 2024-02 on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosure about specific expense categories included in the income statement. Annual disclosure requirements will be effective for the fourth quarter of 2027, and quarterly disclosure requirements will be effective in the first quarter of 2028, with early adoption permitted. The Company is currently evaluating the impact of this ASU on the disclosures.

In January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies the effective date and transition requirements of ASU 2024-03. The Company is assessing the impact of ASU 2025-01 in conjunction with its evaluation of ASU 2024-03.

In February 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, which updates certain SEC-related guidance in the Codification. ASU 2025-02 does not introduce new accounting requirements for non-SEC filers. The Company does not expect this update to have a material impact on its financial statements.

In May 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which further clarifies guidance related to the current expected credit loss (CECL) model for trade receivables and contract assets. The Company is currently evaluating the impact of ASU 2025-05; however, based on its preliminary assessment, the Company does not expect a material impact.

The Company’s management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.